PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Summary of Components of Property and Equipment
The components of property and equipment as of December 31, 2024 and 2023 are as follows:

	Estimated Useful Lives (In Years)			December 31
				2024	2023
Land	N/A			$21	$27
Building	39			100	105
Machinery, equipment, and office equipment	1	-	20	372	353
Autos and trucks	4	-	10	113	112
Leasehold improvements	1	-	15	47	35
Total cost				653	632
Accumulated depreciation				(274)	(247)
Property and equipment, net				$379	$385